DEFERRED CHARGES (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Amortization of deferred charges	$ 385,967	$ 297,887
Weighted average life of current year additions to deferred charges	14 years